Segment Information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Selling, general, and administrative expense
Segment Reporting Information [Line Items]
Prior period reclassification adjustment	$ 24	$ 35	$ 81	$ 91	$ 88